Debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Debt
20. Debt

($ in millions)	December 31, 2023			December 31, 2022
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.75% notes due February 2023 (a)(i)	$—	$—	$—	$108	$147	$147
3.9% notes due July 2030 (a)(iii)	503	621	658	503	614	673
6.125% notes due October 2035 (a)(iii)(iv)	336	467	439	336	452	449
6.0% notes due August 2040 (a)(iv)	473	642	624	480	631	648
6.25% notes due July 2041 (a)(iii)(iv)	396	544	519	396	531	531
5.2% notes due March 2042 (a)(iii)	395	488	516	395	471	529
5.4% notes due February 2043 (a)(iii)	367	466	481	367	448	492
	2,470	3,228	3,237	2,585	3,294	3,469
QB2 project financing facility (b)	2,206	2,979	2,873	2,500	3,419	3,322
Carmen de Andacollo short-term loans (c)	95	126	126	52	71	71
Antamina loan agreement (d)	225	298	298	225	305	305
	$4,996	$6,631	$6,534	$5,362	$7,089	$7,167
Less current portion of debt	(389)	(515)	(515)	(454)	(616)	(616)
	$4,607	$6,116	$6,019	$4,908	$6,473	$6,551

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 32).

a) Notes Purchased or Redeemed

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.

i) In February 2023, we redeemed the 3.75% notes due 2023 at maturity for $144 million (US$108 million) plus accrued interest.

ii) In January 2022, we redeemed the 4.75% notes due 2022 at maturity for $187 million (US$150 million) plus accrued interest.

iii) In 2022, we purchased US$93 million aggregate principal amount of our outstanding notes pursuant to an open market purchase. The principal amount of the notes purchased comprised US$47 million of the 3.9% notes due 2030, US$24 million of the 6.125% notes due 2035, US$8 million of the 6.25% notes due 2041, US$4 million of the 5.2% notes due 2042 and US$10 million of the 5.4% notes due 2043. The total cost of the purchases, which was funded from cash on hand, including the discounts and accrued interest was $120 million (US$90 million). We recorded a pre-tax gain of $5 million in non-operating income (expense) (Note 12) in connection with these purchases.

iv) In 2022, we also purchased US$650 million aggregate principal amount of our outstanding notes pursuant to cash tender offers. The principal amount of the notes purchased comprised US$249 million of the 6.125% notes due 2035, US$10 million of the 6.0% notes due 2040, and US$391 million of the 6.25% notes due 2041. The total cost of the purchases, which was funded from cash on hand, including the premiums and accrued interest was $909 million (US$703 million). We recorded a pre-tax expense of $63 million in non-operating income (expense) (Note 12) in connection with these purchases.
20. Debt (continued)

b) QB2 Project Financing Facility

As at December 31, 2023, the limited recourse QB2 project financing facility had a balance of US$2.2 billion. Amounts drawn under the facility bear interest at Term SOFR plus applicable margins that vary over time. The facility will be repaid in 15 remaining semi-annual instalments, with the first and second repayments of US$147 million made on June 15, 2023 and December 15, 2023 respectively. The facility is guaranteed pre-completion on a several basis by Teck and SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB2 project assets.

c) Carmen de Andacollo Short-Term Loans

As at December 31, 2023, we had $126 million (US$95 million) of debt outstanding in the form of fixed rate short-term bank loans with maturities of less than one year. The purpose of the loans is to fund the short-term working capital requirements at Carmen de Andacollo.

d) Antamina Loan Agreement

On July 12, 2021, Antamina entered into a US$1.0 billion loan agreement, which was fully drawn as at December 31, 2023. Our 22.5% share of the principal value of the loan is US$225 million. Amounts outstanding under this facility bear interest at Term SOFR plus an applicable margin. The loan is non-recourse to us and the other Antamina owners and matures in 2026.

e) Revolving Credit Facilities

We maintain a US$4.0 billion sustainability-linked revolving credit facility maturing October 2026. The facility has pricing adjustments where the cost will increase, decrease or remain unchanged based on our sustainability performance. Our sustainability performance over the term of the facility is measured by non-financial variables that are specific to our greenhouse gas emissions intensity, the percentage of women in our workforce and our high-potential safety incidents.

As at December 31, 2023, the facility was undrawn. Any amounts drawn under this facility can be repaid at any time and are due in full at maturity. Amounts outstanding under the facility bear interest at Term SOFR plus an applicable margin based on credit ratings and our sustainability performance, as described above. As defined in the agreement, this facility requires our total net debt-to-capitalization ratio, which was 0.20 to 1.0 at December 31, 2023, not to exceed 0.60 to 1.0 (Note 33). This facility does not have an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2023, we had $2.6 billion of letters of credit outstanding.

We also had $1.2 billion in surety bonds outstanding at December 31, 2023 to support current and future reclamation obligations.
20. Debt (continued)

f) Scheduled Principal Payments

At December 31, 2023, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2024	$389	$515
2025	294	389
2026	519	687
2027	294	389
2028	294	389
Thereafter	3,206	4,240
	$4,996	$6,609

g) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2023	2022	2023	2022
As at January 1	$5,292	$5,816	$7,167	$7,374
Cash flows
Proceeds from debt	170	445	230	569
Redemption, purchase or repayment of debt	(530)	(1,026)	(710)	(1,323)
Non-cash changes
Loss on debt redemption or purchase (Note 12)	—	45	—	58
Changes in foreign exchange rates	—	—	(164)	474
Finance fees, discount amortization and other	8	12	11	15
As at December 31	$4,940	$5,292	$6,534	$7,167
22. QB2 Advances from SMM/SC

In conjunction with the subscription arrangement with SMM/SC, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. In 2022, QBSA entered into a second subordinated loan facility agreement with SMM/SC to advance QBSA up to an additional US$750 million. In 2023, QBSA entered into a third and fourth subordinated shareholder loan facility agreement with SMM/SC to advance QBSA up to an additional US$580 million and US$395 million, respectively. The second, third and fourth subordinated loan facilities contain similar terms to the original subordinated loan facility. The advances for all four facility agreements are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facilities bear interest at Term SOFR plus applicable margins that vary over time.

As at December 31, 2023, the original US$1.3 billion and the second US$750 million subordinated shareholder loan facilities were fully drawn, US$578 million was outstanding under the third subordinated shareholder loan facility and the fourth subordinated shareholder loan facility remains undrawn.

($ in millions)	December 31, 2023			December 31, 2022
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 advances from SMM/SC	$2,661	$3,589	$3,497	$1,693	$2,330	$2,279

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 32).

a) QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2023	2022	2023	2022
As at January 1	$1,683	$997	$2,279	$1,263
Cash flows
Advances	960	685	1,292	899
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	(75)	116
As at December 31	$2,644	$1,683	$3,497	$2,279